091-09717-f1

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 AUG -4 AM 11:48
SEC / TM

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and 4 copies

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10048357

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Global X Management Company LLC**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:
**BRAF: Solactive Brazil Financials Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 1 index referred to in item 4 above is Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**BRAF**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**BRAF: Brazil**

***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | Eric W Hess |
| Date: | **26-Jul-10** |

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | AUG - 4 2010 |

DirectEdge

Aug 3, 2010

Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE - Room 6628
Washington, D.C. 20549

Dear Ms. Jackson

Please find enclosed two 19b-4 forms for EDGA Exchange, Inc. and another two forms for EDGX Exchange, Inc. Four sets of copies of the forms are also included as requested. Should you have any questions about these forms, please contact Jeffrey Rosenstrock directly at 201-942-8295.

Sincerely,

Edgar Ortega
Legal Assistant

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | AUG - 4 2010 |